Accounts Payable	6 Months Ended
Jun. 30, 2026
Accounts Payable [Abstract]
ACCOUNTS PAYABLE

11. ACCOUNTS PAYABLE

Accounts payables are non-interest bearing and generally settled within 90-day terms. All accounts payable are expected to be settled within one year. The carrying value of accounts payable are considered to be a reasonable approximation of fair value.